American Century World Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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EMERGING MARKETS FUND * GLOBAL GROWTH FUND * INTERNATIONAL DISCOVERY FUND
INTERNATIONAL GROWTH FUND * INTERNATIONAL OPPORTUNITIES FUND * INTERNATIONAL STOCK FUND
INTERNATIONAL VALUE FUND * LIFE SCIENCES FUND * NT EMERGING MARKETS FUND
NT INTERNATIONAL GROWTH FUND * TECHNOLOGY FUND

Supplement dated February 29, 2008 * Statement of Additional Information dated September 28, 2007

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED ENTRIES FOR GLOBAL GROWTH,
INTERNATIONAL GROWTH, INTERNATIONAL STOCK AND NT INTERNATIONAL GROWTH ON PAGES
43-45 OF THE SAI.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------------
                                                                       OTHER ACCOUNTS
                                                                       (E.G., SEPARATE
                                  REGISTERED                           ACCOUNTS AND
                                  INVESTMENT          OTHER POOLED     CORPORATE
                                  COMPANIES           INVESTMENT       ACCOUNTS,
                                  (E.G., OTHER        VEHICLES (E.G.,  INCLUDING
                                  AMERICAN CENTURY    COMMINGLED       INCUBATION
                                  FUNDS AND           TRUSTS AND       STRATEGIES
                                  AMERICAN CENTURY -  529 EDUCATION    AND CORPORATE
                                  SUBADVISED FUNDS)   SAVINGS PLANS)   MONEY)
--------------------------------------------------------------------------------------
Global Growth
--------------------------------------------------------------------------------------
Keith           Number of Other   5                   1                3
Creveling       Accounts Managed
                ----------------------------------------------------------------------
                Assets in Other   $4,170,561,497      $71,938          $360,340,285
                Accounts Managed
--------------------------------------------------------------------------------------
Helen           Number of Other   0                   0                2
O'Donnell       Accounts Managed
                ----------------------------------------------------------------------
                Assets in Other   N/A                 N/A              $118,194,494
                Accounts Managed
--------------------------------------------------------------------------------------
Brent           Number of Other   1                   0                4
Puff(1)         Accounts Managed
                ----------------------------------------------------------------------
                Assets in Other   $460,920,046        N/A              $402,617,698
                Accounts Managed
--------------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------------
Alexander       Number of Other   4                   1                1
Tedder          Accounts Managed
                ----------------------------------------------------------------------
                Assets in Other   $1,313,806,585      $71,938          $242,145,791
                Accounts Managed
--------------------------------------------------------------------------------------
Rajesh          Number of Other   4                   0                1
Gandhi(1)       Accounts Managed
                ----------------------------------------------------------------------
                Assets in Other   $1,404,886,984      N/A              $210,895,141
                Accounts Managed
--------------------------------------------------------------------------------------

(1)  MR. PUFF AND MR. GANDHI BECAME PORTFOLIO MANAGERS ON
     FEBRUARY 15, 2008. INFORMATION IS PROVIDED AS OF FEBRUARY 15, 2008.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------------
                                                                      OTHER ACCOUNTS
                                                                      (E.G., SEPARATE
                                 REGISTERED                           ACCOUNTS AND
                                 INVESTMENT          OTHER POOLED     CORPORATE
                                 COMPANIES           INVESTMENT       ACCOUNTS,
                                 (E.G., OTHER        VEHICLES (E.G.,  INCLUDING
                                 AMERICAN CENTURY    COMMINGLED       INCUBATION
                                 FUNDS AND           TRUSTS AND       STRATEGIES
                                 AMERICAN CENTURY -  529 EDUCATION    AND CORPORATE
                                 SUBADVISED FUNDS)   SAVINGS PLANS)   MONEY)
--------------------------------------------------------------------------------------
International Stock
--------------------------------------------------------------------------------------
Alexander      Number of Other   4                   1                1
Tedder         Accounts Managed
               -----------------------------------------------------------------------
               Assets in Other   $4,080,543,855      $71,938          $242,145,791
               Accounts Managed
--------------------------------------------------------------------------------------
Rajesh         Number of Other   4                   0                1
Gandhi(1)      Accounts Managed
               -----------------------------------------------------------------------
               Assets in Other   $3,567,787,021      N/A              $210,895,141
               Accounts Managed
--------------------------------------------------------------------------------------
NT International Growth
--------------------------------------------------------------------------------------
Alexander      Number of Other   4                   1                1
Tedder         Accounts Managed
               -----------------------------------------------------------------------
               Assets in Other   $4,124,221,784      $71,938          $242,145,791
               Accounts Managed
--------------------------------------------------------------------------------------
Rajesh         Number of Other   5                   0                1
Gandhi(1)      Accounts Managed
               -----------------------------------------------------------------------
               Assets in Other   $3,626,139,574      N/A              $210,895,141
               Accounts Managed
--------------------------------------------------------------------------------------

(1)  MR. GANDHI BECAME A PORTFOLIO MANAGER ON FEBRUARY 15, 2008. INFORMATION IS
     PROVIDED AS OF FEBRUARY 15, 2008.

THE FOLLOWING REPLACES THE Ownership of Securities ENTRIES FOR GLOBAL GROWTH,
INTERNATIONAL GROWTH, INTERNATIONAL STOCK AND NT INTERNATIONAL GROWTH ON PAGES
47 AND 48 OF THE SAI.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Global Growth Fund
         Keith Creveling            E
--------------------------------------------------------------------------------
         Helen O'Donnell            E
--------------------------------------------------------------------------------
         Brent Puff(1)              D
--------------------------------------------------------------------------------
International Growth Fund
         Alexander Tedder(2)        A
--------------------------------------------------------------------------------
         Rajesh Gandhi(1)           A
--------------------------------------------------------------------------------
International Stock Fund
         Alexander Tedder(2)        A
--------------------------------------------------------------------------------
         Rajesh Gandhi(1)           A
--------------------------------------------------------------------------------
NT International Growth Fund
         Alexander Tedder(2)        A
--------------------------------------------------------------------------------
         Rajesh Gandhi(1)           A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR. PUFF AND MR. GANDHI BECAME PORTFOLIO MANAGERS ON
     FEBRUARY 15, 2008. INFORMATION IS PROVIDED AS OF FEBRUARY 15, 2008.

(2)  THIS PORTFOLIO MANAGER SERVES ON AN INVESTMENT TEAM THAT OVERSEES A
     NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT CATEGORY AND IS NOT EXPECTED
     TO INVEST IN EACH SUCH FUND.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

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